Other reserves - Summary of Other Reserves Attributable to Royal Dutch Shell Plc Shareholders (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income/(loss) attributable to Shell plc shareholders		$ 7,792	$ 6,748	$ 4,443	$ 14,540	$ 10,381
Repurchases of shares	[1]				(7,038)	(7,020)
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			19,766		19,766	21,145
Other comprehensive income/(loss) attributable to Shell plc shareholders					6,159	(494)
Transfer from other comprehensive income					18	170
Repurchases of shares	[1],[2]				17	17
Share-based compensation					(486)	(213)
Ending balance		25,473		20,625	25,473	20,625
Merger reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			37,298		37,298	37,298
Other comprehensive income/(loss) attributable to Shell plc shareholders					0	0
Transfer from other comprehensive income					0	0
Repurchases of shares					0	0
Share-based compensation					0	0
Ending balance		37,298		37,298	37,298	37,298
Share premium reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			154		154	154
Other comprehensive income/(loss) attributable to Shell plc shareholders					0	0
Transfer from other comprehensive income					0	0
Repurchases of shares					0	0
Share-based compensation					0	0
Ending balance		154		154	154	154
Capital redemption reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			270		270	236
Other comprehensive income/(loss) attributable to Shell plc shareholders					0	0
Transfer from other comprehensive income					0	0
Repurchases of shares					17	17
Share-based compensation					0	0
Ending balance		287		253	287	253
Share plan reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			1,417		1,417	1,308
Other comprehensive income/(loss) attributable to Shell plc shareholders					0	0
Transfer from other comprehensive income					0	0
Repurchases of shares					0	0
Share-based compensation					(486)	(213)
Ending balance		930		1,095	930	1,095
Accumulated other comprehensive income
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			$ (19,373)		(19,373)	(17,851)
Other comprehensive income/(loss) attributable to Shell plc shareholders					6,159	(494)
Transfer from other comprehensive income					18	170
Repurchases of shares					0	0
Share-based compensation					0	0
Ending balance		$ (13,196)		$ (18,175)	$ (13,196)	$ (18,175)

[1]	Includes shares committed to repurchase under an irrevocable contract and repurchases subject to settlement at the end of the quarter.
[2]	See Note 5 “Other reserves”.